Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Oct. 12, 2020	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued				4,000,000				4,000,000
Number of warrants to purchase additional common shares						705,882	705,882
Common shares authorized				1,000,000,000				1,000,000,000
Preferred shares authorized						10,000,000	10,000,000
Common stock par value				$ 0.01		$ 0.0001	$ 0.0001	$ 0.01
Common stock shares outstanding				4,000,000				4,000,000
Fair value adjustment of warrants	$ (7,400)		$ (900)	$ (2,900)		$ (17,441)
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued				3,840,000		133,258,027	133,258,027	3,840,000
Common shares authorized				800,000,000		375,000,000	375,000,000	800,000,000
Common stock par value						$ 0.0001	$ 0.0001
Common stock shares outstanding				3,840,000		133,258,027	133,258,027	3,840,000
Increase (decrease) in earnings attributable to common stockholders	5,900
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued				160,000				160,000
Common shares authorized				200,000,000				200,000,000
Common stock shares outstanding				160,000				160,000
Net increase in value of participation rights	13,300
Increase (decrease) in earnings attributable to common stockholders	$ 5,900
Class C Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized						3,840,000	3,840,000